FAIR VALUE - Assets Measured at Fair Value on Recurring and Nonrecurring Basis (Details) (USD $)	Dec. 31, 2012		Dec. 31, 2011
Fair Value [Abstract]
Liabilities measured at fair value	$ 0		$ 0
Assets measured at fair value on recurring and nonrecurring basis [Abstract]
Investment securities available for sale, Assets	15,706,000		14,883,000
Thresholds of loans for internally-developed evaluations	250,000
Carrying Value [Member]
Assets measured at fair value on recurring and nonrecurring basis [Abstract]
Investment securities available for sale, Assets	15,706,000		14,883,000
Significant Other Observable Inputs (Level 2) [Member] | Estimate Fair Value [Member]
Assets measured at fair value on recurring and nonrecurring basis [Abstract]
Investment securities available for sale, Assets	15,706,000		14,883,000
Recurring [Member] | Estimate Fair Value [Member]
Assets measured at fair value on recurring and nonrecurring basis [Abstract]
United States Treasury	3,500,000		4,013,000
United States Government Agency	3,987,000
Mortgage-backed	8,219,000		10,592,000
Municipalities			278,000
Investment securities available for sale, Assets	15,706,000		14,883,000
Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Estimate Fair Value [Member]
Assets measured at fair value on recurring and nonrecurring basis [Abstract]
United States Treasury	3,500,000		4,013,000
United States Government Agency	3,987,000
Mortgage-backed	8,219,000		10,592,000
Municipalities			278,000
Investment securities available for sale, Assets	15,706,000		14,883,000
Nonrecurring [Member] | Estimate Fair Value [Member]
Assets measured at fair value on recurring and nonrecurring basis [Abstract]
Impaired Loans	116,977,000	[1]	175,084,000	[1]
Other real estate owned	80,963,000	[1]	94,300,000	[1]
Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Estimate Fair Value [Member]
Assets measured at fair value on recurring and nonrecurring basis [Abstract]
Impaired Loans	116,977,000	[1]	175,084,000	[1]
Other real estate owned	$ 80,963,000	[1]	$ 94,300,000	[1]

[1]	Represents carrying value based on the appraised value of the applicable collateral or other real estate owned or other estimates of fair value (less estimated costs to sell).